Bank Loans - Schedule of Bank Loan (Details) - USD ($)		Oct. 31, 2025	Oct. 31, 2024
Schedule of Bank Loan [Line Items]
Total			$ 1,496,999
Less: current maturity of long-term bank loan			580,076
Long term of bank loans			916,923
Loan from DBS Bank (due on May 13, 2025) [Member]
Schedule of Bank Loan [Line Items]
Total	[1]		580,076
Revolving credit for keyman insurance [Member]
Schedule of Bank Loan [Line Items]
Total	[2]		$ 916,923

[1]	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was guaranteed by Mr. Dong Zhang, a shareholder of the Company (Chief Shipping Officer of the Company until April 2, 2024 and a former director of the Company until July 9, 2024). The Group paid interest for the first twelve months and must pay monthly instalments comprising principal and interest thereafter. As of October 31, 2024, the balance was $580,076. The Group repaid the remaining balance in fiscal year 2025.
[2]	On February 14, 2020, the Group obtained a revolving credit facility I (RCF I) from DBS Bank Ltd. of $916,923 that was used to settle the premium of a keyman insurance policy for Mr. Dong Zhang. The weighted average effective interest rate is 4.3% for the fiscal year ended October 31, 2025. The revolving credit facility is secured by way of first legal assignment of all rights, title, interests and benefits under and arising out of the insurance policy including all proceeds payable under the insurance policy and all proceeds of any repayment or refund of premium by the insurer. The Group repaid this loan on August 1, 2025.